Lord Abbett

                                   Investment
                                Trust

                            o U.S. Government Securities Series
                            o Limited Duration U.S. Government Securities Series
                            o Balanced Series

                                                              1998 ANNUAL REPORT

                                                        [GRAPHIC OMITTED]

                                                        Three portfolios to help
                                                        you meet your goals

                                   [LOGO](R)

Report to Shareholders For the

Fiscal Year Ended November 30, 1998

[PHOTO OMITTED]

/s/ ROBERT S. DOW
----------------------------------
ROBERT S. DOW
CHAIRMAN

JANUARY 8, 1999

Table of Contents

U.S. Government Securities Series
----------------------------------
About the Series                 1
Statement of Net Assets          4

Limited Duration U.S. Government
Securities Series
----------------------------------
About the Series                 3
Statement of Net Assets          7

Balanced Series
----------------------------------
About the Series                 3
Statement of Net Assets          8

Data On All Series
----------------------------------
Statements of Operations         9
Statements of Changes in
  Net Assets                    10
Financial Highlights            11
Notes to Financial Statements   14

Lord Abbett Investment Trust completed its fiscal year on November 30, 1998, with combined net assets in excess of $1.9 billion. We are pleased to present you this performance overview, as well as class-specific data for three of the Trust's Series.

                                               U.S. Government Securities Series

                                                      Fiscal Year Ended 11/30/98
                                               ---------------------------------
                                               Class A     Class B       Class C
--------------------------------------------------------------------------------
Net asset value                                 $2.64       $2.64         $2.65
Dividends                                       $ .17       $ .15         $ .15
Total return*                                   +8.9%       +8.5%         +8.5%

                              Limited Duration
                               U.S. Government
                             Securities Series                   Balanced Series

                                   Fiscal Year                       Fiscal Year
                                Ended 11/30/98                    Ended 11/30/98
                            ------------------  --------------------------------
                            Class A    Class C     Class A    Class B    Class C
----------------------------------------------  --------------------------------
Net asset value              $4.46      $4.47      $12.87     $12.86      $12.85
Dividends                    $ .24      $ .20      $  .52     $  .25      $  .39
Capital gains distributions  $  -       $  -       $  .35     $  -        $  .35
Total return*                +7.1%      +6.2%      + 7.7%      -.16%**     +6.6%

Global political and economic uncertainties triggered a worldwide "flight to quality" that pushed U.S. Treasury bond yields significantly lower during the fall months. Within this environment, high-quality alternatives to U.S. Treasuries, such as mortgaged-backed agency securities, became extremely attractive because they provided superior relative yields without a significant increase in market risk. Both the U.S. Government Securities Series and Limited Duration U.S. Government Securities Series emphasized mortgage-backed securities, such as FNMAs, FHLMCs, collateralized mortgage obligations (CMOs) and commercial-backed securities (CMBS). We believe that because mortgage-backed security prices have significantly lagged the Treasury market rally, they represent good value for investors. Because we expect that current bond market volatility is likely to continue in the months ahead, we will take the opportunity during periods of low relative prices to add to our overweighting of mortgage-backed securities.

The Balanced Series adopted a "fund of funds" format on April 1, 1998 and divided assets 60%/40% between shares of Lord Abbett Affiliated Fund (equity) and Lord Abbett Bond-Debenture Fund (fixed-income) during the third quarter.+ In the fourth quarter, after significant equity price increases, we changed the allocation to 55% equity and 45% fixed-income. Earlier in the year, Affiliated Fund performance benefited from an increased weighting in insurance stocks, which performed well. Fund performance was also enhanced by an overweighting in utility stocks, particularly during the third quarter. The overall strategy of Bond-Debenture Fund is to identify good bond values while being careful about credit selection. Throughout the year, we reduced that Fund's corporate bond holdings in basic industries such as steel, paper and chemicals because we believed there was little opportunity for these companies to raise prices on their products. We emphasized industries where cash flows are steady, such as telecommunications, media and cable television providers. We expect that long-term returns can be enhanced due to our selection of well-managed high-yield companies, whose bonds represent particularly good value because they are currently yielding more than 6% over Treasuries.

Thank you for making Lord Abbett Investment Trust a part of your investment portfolio. We remain committed to helping you achieve your financial goals throughout the new year and well into the future.

* Total return is the percent change in net asset value assuming the reinvestment of all distributions.

**    Not annualized. Commencement of offering Class B shares was 5/1/98.

+ The portfolio is actively managed and as a result, asset allocation may change from time to time.

ABOUT THE U.S. GOVERNMENT SECURITIES SERIES

Total Return is Important to Fixed-Income Investors

Over the last 10 years, an investment in the Series provided relatively stable dividend income and, assuming the reinvestment of all distributions, grew by over 114%. The Series surpassed the increase in inflation (as measured by the Consumer Price Index) over the last 10 years.

Lord Abbett U.S. Government Securities Series Versus Inflation(1)(2)

Growth of $100,000: 11/30/88-11/30/98

The U.S. Government Securities Series Distribution Rate on 11/30/98 was
6.06%(3)

                             [PLOT POINTS TO COME]

SEC Returns

Average annual compound returns for the periods ended December 31, 1998 at the respective Class A share maximum sales charges,(4) with all distributions reinvested:

                                        Limited Duration
                      U.S. Government    U.S. Government
                 Securities Series(2)  Securities Series    Balanced Series
---------------------------------------------------------------------------
 1 year:                       +2.70%             +3.30%             +3.60%
 5 years:                      +4.76%             +3.54%              n/a
10 years or Life of Series:    +7.85%             +3.51%(5)         +12.86%(5)

SEC yield for the 30 days
ended 12/31/98:                +5.37%             +4.65%             +4.55%

The results quoted herein represent past performance which is no indication of future results. The investment return and principal value of an investment in any Series of the Trust will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Each Series issues separate classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, see the Trust's current prospectus.

(1) Total return is the percent change in value, assuming the reinvestment of both dividends and capital gains distributions. The Series investment reflects the deduction of the reduced 3.75% sales charge applicable to Class A share investments of $100,000.

(2) Lord Abbett Investment Trust-U.S. Government Securities Series was established 7/15/96. Its predecessor, Lord Abbett U.S. Government Securities Fund, was established 9/19/32. Any performance relating to the Series for periods prior to 7/15/96 reflects performance of the Series' predecessor.

(3)   Based on the Class A share maximum offering price.

(4) The Class A share maximum sales charge is 4.75% for the U.S. Government Securities Series and the Balanced Series and 3.00% for the Limited Duration U.S. Government Securities Series.

(5) Limited Duration U.S. Government Securities Series commenced operations 11/4/93; Balanced Series commenced operations 12/27/94.

ABOUT THE U.S. GOVERNMENT SECURITIES SERIES

Annual Total Returns Based on Calendar Year(1)

                       1989    1990   1991    1992   1993   1994   1995    1996   1997   1998

----------------------------------------------------------------------------------------------
Annual Total Return(1) +12.7%  +9.3%  +16.9%  +7.1%  +9.2%  -4.3%  +15.7%  +1.7%  +9.2%  +7.9%
----------------------------------------------------------------------------------------------

(1) Total return reflects the percent change in value with both dividends and capital gains distributions reinvested. Results shown are at net asset value for Class A shares. For performance at the maximum Class A share sales charge, see page 1. See Important Information on page 4.

A Portfolio of High-Quality Securities

Conservative shareholders gain the comfort of owning U.S. Government securities, which have the top investment grade and carry the least credit risk among fixed-income securities.

Lord Abbett's Focus on Quality:

Representative Structure as of 11/30/98(1)

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

          FNMA                    32.8%(2)
          GNMA                    15.7%(2)
          FHLMC                   22.8%(2)
          U.S. Treasury Bonds      8.6%(2)
          U.S. Treasury Notes      7.1%(2)
          Agency Debentures        3.7%(2)
          Other                    9.3%(2)

(1) The portfolio is actively managed and, as a result, its composition will change from time to time.

(2)   Percent of Total Long-Term Investments.

Who Owns the Series?

Investor Profile of Lord Abbett U.S. Government Securities Series
--------------------------------------------------------------------------------
Fiduciaries            Trusts                                              3,578
                       Pension & profit-sharing plans                      6,461
                       Custodians for minors                               1,811
                       Estates                                               148
--------------------------------------------------------------------------------
Institutions           Broker-held accounts                               30,330
                       Corporate organizations                               298
                       Religious, charitable & welfare organizations         238
                       Banks, credit unions & insurance companies            150
                       Clubs & Fraternal Organizations                       102
                       Cemeteries & hospitals                                 58
                       Government agencies                                    25
                       Colleges & universities                                16
--------------------------------------------------------------------------------
Individuals            Single & joint accounts & IRAs                     37,326

--------------------------------------------------------------------------------
Total Accounts in the Series on 11/30/98                                  80,541
--------------------------------------------------------------------------------

ABOUT THE LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES

The Series invests in intermediate-term U.S. Government securities. As of November 30, 1998, the Series' distribution rate was competitive with the yield for 10-year Treasuries, with less price volatility than the Treasuries.

Lord Abbett Limited Duration U.S. Government Securities Series(1)
Growth of $100,000 (as of 11/30/98)

The Limited Duration U.S. Government Securities Series' Distribution Rate on 11/30/98 was 5.22%(2)

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

                  1 Year         3 Years        Life of Series
                  ------         -------        --------------

                 $104,456        $113,204          $119,950

Total return shown, above and below, reflects the percent change in value for Class A shares with both dividends and capital gains reinvested.

ABOUT THE BALANCED SERIES

The Series allocates its assets between fixed-income securities and equity holdings, based on our economic outlook. This strategy has provided investors with strong total returns, while generating monthly income.

Lord Abbett Balanced Series(3)

Growth of $100,000 (as of 11/30/98)

The Balanced Series' Average Annual Rate of Total Return Since Inception:
12.90%(2)

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

                  1 Year         3 Years        Life of Series
                  ------         -------        --------------

                 $103,640        $133,528          $161,088

(1) The Limited Duration U.S. Government Securities Series commenced operations on 11/4/93. Results reflect the deduction of the reduced 2.50% sales charge applicable to Class A share investments of $100,000.

(2)   Based on the Class A share maximum offering price.

(3) The Balanced Series commenced operations on 12/27/94. Results reflect the deduction of the reduced 3.75% sales charge applicable to Class A share investments of $100,000. For Series' performance at the respective maximum Class A share sales charges, see page 1.

A Note About Year 2000 Matters

As you probably know, the Trust depends on the proper functioning of computer systems for most, if not all, aspects of its operations. Many computer systems now in use cannot distinguish between the year 2000 (Y2K) and the year 1900, an inability that could disrupt the services provided to the Trust.

Lord Abbett, Lord Abbett Distributor LLC, the Trust's transfer agent, the Trust's custodian and other providers of services critical to the Trust all have advised the Trust that they have been actively working on changes to their computer systems to prepare for the Year 2000 and expect that their systems, and those of their external service providers, will be adapted in time. Although the Y2K issue is unprecedented and the process of Y2K preparedness evaluation and systems remediation is an ongoing one, we presently believe that there will be no material effect on the Trust and its financial statements.

Important Information

Each Series' respective SEC yield is calculated on its maximum offering price on 12/31/98, using a standard method which does not take into account certain portfolio strategies. Series' distribution rates differ from SEC yields primarily because each Series purchases short- and intermediate-term, high-coupon securities at a premium and distributes to shareholders all of the interest income on those securities without amortizing the premiums. This practice is consistent with applicable tax regulations and generally accepted accounting principles, but may result in a decrease in the net asset values of shares of the Series as the market values of the premium securities decrease over time. Dividends paid from this interest income are taxable to shareholders as ordinary income. Neither the U.S. Government Securities Series nor the Limited Duration U.S. Government Securities Series is insured or guaranteed by the U.S. Government.

Results quoted herein represent past performance based on the current sales charge schedules and reflect appropriate Rule 12b-1 Plan expenses. Tax consequences are not reflected. The U.S. Government Securities Series' sales charge structure has changed from the past. If interest rates rise, the value of bonds purchased by the Series would decrease, causing a decrease in the Series' share values. If used as sales material after 3/31/99, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Statement of Net Assets

U.S. GOVERNMENT SECURITIES SERIES November 30, 1998

                                                                                                           Principal
                                   Investments                                                                Amount           Value
====================================================================================================================================
Investments in Securities 116.46%
====================================================================================================================================
U.S. Treasury 18.31%               U.S. Treasury Bonds Zero Coupon due 8/15/2020+                          $532,326M  $  163,108,013
                                   U.S. Treasury Bonds 8 3/4% due 5/15/2017+                                 19,908M      27,920,970
                                   U.S. Treasury Notes 3 5/8% due 7/15/2002+                                 86,730M      88,396,842
                                   U.S. Treasury Notes 6 1/4% due 4/30/2001+                                 66,031M      68,424,624
                                   U.S. Treasury Notes 6 5/8% due 5/15/2007+                                    463M         520,224
                                   Total                                                                                 348,370,673
----------------------------------------------------------------------------------------------------------------------==============
Federal Home Loan                  6 1/2% due on an announced basis                                         290,529M     292,265,532
Mortgage Corporation               7% due on an announced basis                                             199,343M     203,267,712
Pass-Through Securities 26.60%     10 1/2% due 5/1/2020                                                       9,492M      10,565,452
                                   Total                                                                                 506,098,696
----------------------------------------------------------------------------------------------------------------------==============
Federal National                   5 1/2% due 11/1/2025                                                       4,342M       4,209,363
Mortgage Association               5 3/4% due 6/15/2005+                                                     10,527M      10,906,959
Pass-Through Securities 42.65%     6% due on an announced basis                                               1,561M       1,540,512
                                   6% due 2028                                                               23,308M      23,006,324
                                   6.08% due 10/1/2008                                                       26,262M      27,271,109
                                   6.09% due 2008                                                            11,960M      12,273,553
                                   6.13% due 8/1/2008                                                         7,195M       7,357,934
                                   6.22% due 5/1/2008                                                         4,477M       4,604,738
                                   6.24% due 2008                                                            14,589M      15,022,938
                                   6 1/4% due 5/1/2008                                                        2,118M       2,181,501

Statement of Net Assets

U.S. GOVERNMENT SECURITIES SERIES November 30, 1998

                                                                                                           Principal
                                   Investments                                                                Amount           Value
====================================================================================================================================
                                   6.29% due 6/1/2008                                                       $ 4,811M  $    4,970,967
                                   6.32% due 6/1/2008                                                         9,103M       9,427,795
                                   6.35% due 6/1/2008                                                         3,983M       4,132,691
                                   6.39% due 1/1/2008                                                         7,320M       7,603,798
                                   6.395% due 3/1/2008                                                        3,245M       3,374,672
                                   6.40% due 7/1/2008                                                         3,587M       3,734,921
                                   6.42% due 5/1/2008                                                         5,398M       5,621,328
                                   6.46% due 2006 to 2008                                                    20,565M      21,538,830
                                   6.49% due 8/1/2008                                                         3,990M       4,181,789
                                   6 1/2% due 2008 to 2013                                                  206,973M     210,362,293
                                   6.505% due 12/1/2007                                                       4,162M       4,355,309
                                   6.58% due 11/1/2004                                                        3,059M       3,206,623
                                   6 5/8% due 10/1/2007                                                       9,698M      10,215,164
                                   6.665% due 11/1/2007                                                       3,184M       3,358,142
                                   6.67% due 11/1/2004                                                        7,881M       8,296,233
                                   6.68% due 10/1/2007                                                        9,749M      10,304,985
                                   6.69% due 9/1/2007                                                         7,912M       8,363,987
                                   6.715% due 10/1/2005                                                       2,814M       2,984,734
                                   6 3/4% due 10/1/2007                                                       7,957M       8,443,616
                                   6.765% due 5/1/2007                                                        4,932M       5,229,196
                                   6.77% due 9/1/2004                                                         4,610M       4,866,932
                                   6.775% due 10/1/2007                                                       6,979M       7,420,669
                                   6.799% due 3/1/2007                                                        5,833M       6,191,411
                                   6.80% due 2004 to 2007                                                     7,825M       8,314,201
                                   6.802% due 10/1/2007                                                       8,511M       9,064,561
                                   6.805% due 3/1/2007                                                        4,927M       5,230,863
                                   6.812% due 10/1/2007                                                       1,062M       1,128,649
                                   6.825% due 11/1/2007                                                       4,260M       4,545,731
                                   6.84% due 10/1/2007                                                        2,698M       2,879,739
                                   6.86% due 10/1/2004                                                        6,763M       7,178,208
                                   6.907% due 6/1/2007                                                       13,707M      14,613,608
                                   6.91% due 3/1/2007                                                         4,927M       5,265,858
                                   6.935% due 4/1/2004                                                        4,862M       5,158,049
                                   7% due 2007 to 2013                                                      117,627M     120,355,367
                                   7.033% due 6/1/2007                                                        2,342M       2,501,392
                                   7.0427% due 12/1/2006                                                     12,620M      13,687,238
                                   7.06% due 11/1/2003                                                          437M         464,609
                                   7.20% due 7/1/2006                                                         2,299M       2,511,276
                                   7.205% due 6/1/2006                                                       15,183M      16,618,683
                                   7.28% due 10/1/2006                                                          433M         470,646
                                   7.31% due 7/1/2003                                                           364M         388,638
                                   7.40% due 7/1/2004+                                                       63,664M      70,388,510
                                   7.43% due 6/1/2007                                                         5,439M       6,001,988
                                   7 1/2% due 2007 to 2023                                                   46,534M      47,960,041
                                   Total                                                                                 811,288,871
----------------------------------------------------------------------------------------------------------------------==============
Government National                7% due 2023 to 2028                                                       70,602M      72,315,435
Mortgage Association               7 1/2% due 2025 to 2028                                                  168,000M     174,523,089
Pass-Through Securities 18.43%     8% due 2024 to 2028                                                       90,437M      94,127,096
                                   9% due 2018 to 2020                                                        4,805M       5,163,218
                                   10% due 2018 to 2019                                                       4,092M       4,434,888
                                   Total                                                                                 350,563,726
                                   -----------------------------------------------------------------------------------==============

Statement of Net Assets

U.S. GOVERNMENT SECURITIES SERIES November 30, 1998

                                                                                                           Principal
                                   Investments                                                                Amount          Value
===================================================================================================================================
Real Estate Mortgage               Federal Home Loan Mortgage Corp. 5% due 10/15/2016                      $ 5,088M  $    5,059,316
Investment Conduit                 Federal Home Loan Mortgage Corp. 5.20% due 5/15/2005                      2,264M       2,252,727
Pass-Through Certificates 9.58%    Federal Home Loan Mortgage Corp. 5 1/4% due 1/15/2019                     6,125M       6,099,976
                                   Federal National Mortgage Association 5 1/4% due 8/25/2018                2,637M       2,622,642
                                   Federal National Mortgage Association 5.44375% due 12/25/2003            20,725M      20,777,276
                                   Federal National Mortgage Association 5.65% due 5/25/2017                 5,379M       5,367,314
                                   Federal Home Loan Mortgage Corp. 5.7125% due 5/15/2022                    8,628M       8,671,640
                                   Federal Home Loan Mortgage Corp. 5.80% due 7/15/2000                        522M         520,430
                                   Federal Home Loan Mortgage Corp. 5.7125% due 4/15/2008                    3,780M       3,860,241
                                   Federal National Mortgage Association 5.90% due 11/25/2005                  240M         240,413
                                   Federal Home Loan Mortgage Corp. 6% due 8/15/2006                         5,066M       5,097,644
                                   Federal National Mortgage Association 6% due 2000 to 2019                89,338M      89,369,433
                                   Federal Home Loan Mortgage Corp. 6.05% due 2/15/2011                        300M         300,208
                                   Federal National Mortgage Association 5.5437% due 1/25/2024               8,666M       8,801,249
                                   Federal National Mortgage Association 6 1/2% due 3/18/2008               23,149M      23,228,371
                                   Total                                                                                182,268,880
---------------------------------------------------------------------------------------------------------------------==============
Other .89%                         Federal National Mortgage Association 5 1/2% due 11/25/2006                 709M         708,079
                                   Federal National Mortgage Association 5 3/4% due 4/25/2018                9,156M       9,144,685
                                   Government National Mortgage Association 5.81% due 5/16/2020                407M         406,959
                                   Federal National Mortgage Association 5.6437% CMO Class 7 FG
                                   due 8/25/2023                                                             6,573M       6,626,305
                                   Total                                                                                 16,886,028
                                   ----------------------------------------------------------------------------------==============
                                   Total Investments (Cost $2,174,559,730)                                            2,215,476,874
===================================================================================================================================
Other Assets, Less Liabilities (16.46)%
===================================================================================================================================
Other Assets

Short-Term                         Federal Home Loan Banks Discount Notes 5.22% due 12/1/1998              154,354M     154,306,919
Investments                        Federal Home Loan Mortgage Corp. 5% due 1998 to 1999                      1,886M       1,880,864
U.S. Government                    Federal Home Loan Mortgage Corp. 5 1/2% due 1999                          1,510M       1,505,814
Obligations                        Federal Home Loan Mortgage Corp. 6% due 2/1/1999                          5,491M       5,477,246
                                   Federal Home Loan Mortgage Corp. 15% due 2/11/1999                      125,000M     127,279,593
                                   Federal Home Loan Mortgage Corp. Discount Note 5.17% due 12/1/1998       13,646M      13,644,067
                                   Total (Cost $304,098,987)                                                            304,094,503
---------------------------------------------------------------------------------------------------------------------==============
Other (See Note 5)                                                                                                       80,198,761
---------------------------------------------------------------------------------------------------------------------==============
Cash                                                                                                                        185,581
---------------------------------------------------------------------------------------------------------------------==============
Receivable for:                    Securities sold                                                                      484,464,809
                                   Interest                                                                               9,987,478
                                   Capital stock sold                                                                       577,480
                                   Total Other Assets                                                                   879,508,612
---------------------------------------------------------------------------------------------------------------------==============
Payable for:                       Securities purchased                                                               1,098,355,718
                                   Payable for collateral on securities loaned                                           80,198,761
                                   Dividends                                                                              7,721,573
                                   Capital stock reacquired                                                               2,868,232
                                   Other liabilities                                                                      3,436,948
                                   Total Liabilities                                                                  1,192,581,232
---------------------------------------------------------------------------------------------------------------------==============
                                   Total Other Assets, Less Liabilities                                                (313,072,620)
===================================================================================================================================
Net Assets 100.00%                                                                                                   $1,902,404,254
===================================================================================================================================
                                   Class A Shares-Net asset value ($1,712,349,823 / 648,149,209 shares outstanding)           $2.64
                                   Maximum offering price (Class A Shares)                                                    $2.77
                                   Class B Shares-Net asset value ($29,292,731 / 11,100,263 shares outstanding)               $2.64
                                   Class C Shares-Net asset value ($160,761,700 / 60,767,078 shares outstanding)              $2.65

                             + Securities (or a portion of securities) on loan. See Note 5.

                                   See Notes to Financial Statements.

Statement of Net Assets

LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES November 30, 1998

                                                                                                           Principal
                                   Investments                                                                Amount           Value
====================================================================================================================================
Investments in Securities 101.60%
====================================================================================================================================
U.S. Treasury 14.04%               U.S. Treasury Notes 35/8% due 7/15/2002                                 $  249M    $      253,785
                                   U.S. Treasury Notes 61/4% due 4/30/2001                                  1,245M         1,290,131
                                   Total                                                                                   1,543,916
----------------------------------------------------------------------------------------------------------------------==============
Federal Home Loan                  6 1/2% due on an announced basis                                           465M           467,325
Mortgage Corporation               7% due on an announced basis                                             1,333M         1,359,395
Pass-Through Securities 16.61%     Total                                                                                   1,826,720
----------------------------------------------------------------------------------------------------------------------==============
Federal National                   6% due on an announced basis                                               457M           451,002
Mortgage Association               6 1/2% due 2003 to 2013                                                  1,149M         1,168,694
Pass-Through Securities 33.22%     6.67% due 11/1/2004                                                         99M           104,290
                                   6.80% due 1/1/2004                                                         295M           310,689
                                   6.834% due 7/1/2003                                                        205M           214,667
                                   6.86% due 10/1/2004                                                         99M           105,186
                                   6.935% due 4/1/2004                                                        296M           313,877
                                   7.043% due 7/1/2006                                                        122M           129,708
                                   7.06% due 11/1/2003                                                        118M           125,288
                                   7.31% due 7/1/2003                                                          69M            73,328
                                   7.40% due 7/1/2004                                                         595M           657,847
                                   Total                                                                                   3,654,576
----------------------------------------------------------------------------------------------------------------------==============
Government National                7% due 2028                                                                890M           911,719
Mortgage Association               8% due 4/15/2028                                                           159M           165,863
Pass-Through Securities 14.29%     10% due 6/15/2019                                                           48M            52,043
                                   10 1/2% due 2016 to 2020                                                   404M           442,583
                                   Total                                                                                   1,572,208
----------------------------------------------------------------------------------------------------------------------==============
Real Estate Mortgage               Federal Home Loan Mortgage Corp. 5 1/4% due 1/15/2019                      154M           153,137
Investment Conduit                 Federal National Mortgage Association 5 1/4% due 8/25/2018                  78M            77,280
Pass-Through Certificates 20.19%   Federal National Mortgage Association 5.4437% due 12/25/2003               125M           125,416
                                   Federal National Mortgage Association 5.65% due 5/25/2017                  182M           181,943
                                   Federal Home Loan Mortgage Corp. 5.65% due 7/15/2005                        73M            72,865
                                   Federal Home Loan Mortgage Corp. 5.7125% due 5/15/2022                     152M           152,586
                                   Federal Home Loan Mortgage Corp. 5.80% due 7/15/2000                        58M            57,826
                                   Federal Home Loan Mortgage Corp. 5.7125% due 4/15/2008                     130M           133,112
                                   Federal National Mortgage Association 5.90% due 11/25/2005                 120M           120,206
                                   Federal National Mortgage Association 6% due 2000 to 2009                  735M           735,049
                                   Federal Home Loan Mortgage Corp. 6% due 2004 to 2017                       140M           140,276
                                   Federal Home Loan Mortgage Corp. 6.05% due 2/15/2011                       139M           139,631
                                   Federal National Mortgage Association 5.5437% due 1/25/2024                130M           131,809
                                   Total                                                                                   2,221,136
----------------------------------------------------------------------------------------------------------------------==============
Other 3.25%                        Federal National Mortgage Association 5 1/2% due 2006 to 2018              222M           221,240
                                   Government National Mortgage Association 5.8125% due 5/16/2020              24M            23,940
                                   Federal National Mortgage Association 5.6437% CMO Class 7 FG
                                   due 8/25/2023                                                              111M           112,310
                                   Total                                                                                     357,490
                                   -----------------------------------------------------------------------------------==============
                                   Total Investments (Cost $11,081,638)                                                   11,176,046
====================================================================================================================================
Other Assets, Less Liabilities (1.60)%
====================================================================================================================================
Other Assets

Short-Term                         Federal Home Loan Bank Discount Note 5.22% due 12/1/1998                  1900M         1,899,728
Investments                        Federal Home Loan Mortgage Corp. 5% due 5/1/1999                            76M            75,638
U.S. Government                    Federal Home Loan Mortgage Corp. 5 1/2% due 12/1/1998                       67M            66,355
Obligations                        Total (Cost $2,041,265)                                                                 2,041,721
----------------------------------------------------------------------------------------------------------------------==============
Cash                                                                                                                         185,330
----------------------------------------------------------------------------------------------------------------------==============

Statement of Net Assets

LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES November 30, 1998

                                                                                                                              Value
===================================================================================================================================
Receivable for:                    Securities sold                                                                   $    3,000,646
                                   Capital stock sold                                                                       177,138
                                   Interest                                                                                  64,431
                                   Total Other Assets                                                                     5,469,266
---------------------------------------------------------------------------------------------------------------------==============
Payable for:                       Securities purchased                                                                   5,593,035
                                   Other                                                                                     52,472
                                   Total Liabilities                                                                      5,645,507
                                   ----------------------------------------------------------------------------------==============
                                   Total Other Assets, Less Liabilities                                                    (176,241)
===================================================================================================================================
Net Assets 100.00%                                                                                                   $   10,999,805
===================================================================================================================================
                                   Class A Shares-Net asset value ($5,705,009 / 1,278,737 shares outstanding)                 $4.46
                                   Maximum offering price (Class A Shares)                                                    $4.60
                                   Class C Shares-Net asset value ($5,294,796 / 1,185,415 shares outstanding)                 $4.47

                                   See Notes to Financial Statements.

Statement of Net Assets

BALANCED SERIES November 30, 1998

                                                                                                           Shares or
                                   Investments                                                      Principal Amount           Value
====================================================================================================================================
Investments in Securities 99.00%
====================================================================================================================================
Miscellaneous 99.00%               Lord Abbett Affiliated Fund, Inc.-Class Y                               2,178,169     $31,213,156
                                   Lord Abbett Bond-Debenture Fund, Inc.-Class Y                           2,733,363      25,884,952
                                   Total (Cost $58,675,665)                                                               57,098,108
====================================================================================================================================
Other Assets, Less Liabilities 1.00%
====================================================================================================================================
Other Assets

Short-term Investment              Federal Home Loan Bank Discount Note 5.22% due 12/1/1998 (Cost $127,982)     128M         127,982
-------------------------------------------------------------------------------------------------------------------------===========
Cash and Receivables, Net of Liabilities                                                                                     448,614
-------------------------------------------------------------------------------------------------------------------------===========
                                   Total Other Assets, Less Liabilities                                                      576,596
====================================================================================================================================
Net Assets 100.00%                                                                                                       $57,674,704
====================================================================================================================================
                                   Class A Shares-Net asset value ($44,667,866 / 3,471,843 shares outstanding)                $12.87
                                   Maximum offering price (Class A Shares)                                                    $13.51
                                   Class B Shares-Net asset value ($5,102,347 / 396,867 shares outstanding)                   $12.86
                                   Class C Shares-Net asset value ($7,904,491 / 614,958 shares outstanding)                   $12.85

                                   See Notes to Financial Statements.

Statements of Operations

                                                                                               Year Ended November 30, 1998
                                                                        ---------------------------------------------------
                                                                                            Limited Duration
                                                                          U.S. Government    U.S. Government       Balanced
Investment Income                                                       Securities Series  Securities Series         Series
===========================================================================================================================
Income        Interest                                                    $   148,672,139        $   605,431    $   223,334
              Dividends                                                                 -                  -      1,298,305
              Total income                                                    148,672,139            605,431      1,521,639
              -------------------------------------------------------------------------------------------------------------
Expenses      Management fee                                                   10,186,509             48,030        257,904
              Management fee waived                                                     -            (48,030)      (224,311)
              12b-1 distribution plan-Class A                                   5,012,954                  -              -
              12b-1 distribution plan-Class B                                     185,001                  -         11,314
              12b-1 distribution plan-Class C                                   1,595,520             38,536         53,014
              Shareholder servicing                                             2,860,828             23,185         65,567
              Reports to shareholders                                             377,028              1,744          8,829
              Professional                                                        164,800             11,833          8,864
              Registration                                                         70,000             25,650         37,149
              Organization                                                              -             14,168          7,615
              Trustees                                                             53,000                300          1,000
              Other                                                                96,650              6,797          1,053
                                                                        ---------------------------------------------------
              Total expenses before reductions and reimbursements              20,602,290            122,213        227,998
              Expenses assumed by Lord Abbett                                           -            (39,818)             -
              Expenses assumed by Underlying Funds                                      -                  -        (72,978)
              Expense reductions                                                 (352,985)              (864)        (2,885)
                                                                        ---------------------------------------------------
              Net expenses                                                     20,249,305             81,531        152,135
              -------------------------------------------------------------------------------------------------------------
              Net investment income                                           128,422,834            523,900      1,369,504
              -------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
===========================================================================================================================
Capital gain received from Underlying Funds                                             -                  -      2,155,289
---------------------------------------------------------------------------------------------------------------------------
Realized gain from investment transactions
              Proceeds from sales                                          13,070,132,869         32,821,216     43,711,029
              Cost of investments sold                                     13,027,684,955         32,781,568     40,620,281
              Net realized gain                                                42,447,914             39,648      3,090,748
              -------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments                           4,102,771             60,289     (3,714,929)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                46,550,685             99,937      1,531,108
---------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                      $   174,973,519       $    623,837   $  2,900,612
===========================================================================================================================

              See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                           Year Ended November 30, 1998
                                                    ---------------------------------------------------
                                                                        Limited Duration
                                                      U.S. Government    U.S. Government       Balanced
Increase (Decrease) in Net Assets                   Securities Series  Securities Series         Series
=======================================================================================================
Operations   Net investment income                    $   128,422,834       $    523,900   $  1,369,504

             Capital gain received from
             Underlying Funds                                      --                 --      2,155,289

             Net realized gain (loss) from
             investment transactions                       42,447,914             39,648      3,090,748

             Net unrealized appreciation
             (depreciation) of investments                  4,102,771             60,289     (3,714,929)

             Net increase in net assets
             resulting from operations                    174,973,519            623,837      2,900,612
             ------------------------------------------------------------------------------------------
Undistributed net investment income included
in price of shares sold (reacquired)                               --                 --             --
-------------------------------------------------------------------------------------------------------
Distributions to shareholders from:

             Net investment income-Class A               (121,519,231)          (292,470)    (1,149,118)

             Net investment income-Class B                 (1,432,091)                --        (35,604)

             Net investment income-Class C                 (9,773,665)          (192,017)      (156,346)

             Net realized gain from investment
             transactions-Class A                                  --                 --       (482,408)

             Net realized gain from investment
             transactions-Class C                                  --                 --        (88,565)

             Total distributions                         (132,724,987)          (484,487)    (1,912,041)
             ------------------------------------------------------------------------------------------
Capital share transactions:

             Net proceeds from sales of shares            122,718,704          9,901,812     40,507,038

             Net asset value of shares issued to
             shareholders in reinvestments of
             net investments income and realized
             gain from investment transactions             68,148,560            324,512      1,728,386
             ------------------------------------------------------------------------------------------
             Total                                        190,867,264         10,226,324     42,235,424
             ------------------------------------------------------------------------------------------
             Cost of shares reacquired                   (617,123,489)        (9,642,090)    (5,889,716)
             ------------------------------------------------------------------------------------------
             Increase (decrease) in net assets
             derived from capital share transactions     (426,256,225)           584,234     36,345,708
             ------------------------------------------------------------------------------------------
Increase (decrease) in net assets                        (384,007,693)           723,584     37,334,279
-------------------------------------------------------------------------------------------------------
Net Assets   Beginning of period                        2,286,411,947         10,276,221     20,340,425
             ------------------------------------------------------------------------------------------
             End of period+                           $ 1,902,404,254       $ 10,999,805   $ 57,674,704
             ==========================================================================================

                                                                           Year Ended November 30, 1997
                                                    ---------------------------------------------------
                                                                        Limited Duration
                                                      U.S. Government    U.S. Government       Balanced
Increase (Decrease) in Net Assets                   Securities Series  Securities Series         Series
=======================================================================================================
Operations   Net investment income                    $   193,985,723       $    603,648   $    561,895

             Capital gain received from
             Underlying Funds                                      --                 --             --

             Net realized gain (loss) from
             investment transactions                      (43,030,400)            39,022        579,922

             Net unrealized appreciation
             (depreciation) of investments                (10,950,190)          (103,709)       874,298

             Net increase in net assets
             resulting from operations                    140,005,133            538,961      2,016,115
             ------------------------------------------------------------------------------------------
Undistributed net investment income included
in price of shares sold (reacquired)                               --                 --          4,365
-------------------------------------------------------------------------------------------------------
Distributions to shareholders from:

             Net investment income-Class A               (182,138,357)          (262,499)      (469,284)

             Net investment income-Class B                   (669,146)                --             --

             Net investment income-Class C                (15,887,823)          (339,791)       (64,755)

             Net realized gain from investment
             transactions-Class A                                  --                 --       (142,166)

             Net realized gain from investment
             transactions-Class C                                  --                 --        (25,083)

             Total distributions                         (198,695,326)          (602,290)      (701,288)
             ------------------------------------------------------------------------------------------
Capital share transactions:

             Net proceeds from sales of shares             90,093,672          4,751,764      8,440,332

             Net asset value of shares issued to
             shareholders in reinvestments of
             net investments income and realized
             gain from investment transactions             92,399,913            373,050        578,863
             ------------------------------------------------------------------------------------------
             Total                                        182,493,585          5,124,814      9,019,195
             ------------------------------------------------------------------------------------------
             Cost of shares reacquired                   (744,682,611)        (7,481,616)    (1,404,283)
             ------------------------------------------------------------------------------------------
             Increase (decrease) in net assets
             derived from capital share transactions     (562,189,026)        (2,356,802)     7,614,912
             ------------------------------------------------------------------------------------------
Increase (decrease) in net assets                        (620,879,219)        (2,420,131)     8,934,104
-------------------------------------------------------------------------------------------------------
Net Assets   Beginning of period                        2,907,291,166         12,696,352     11,406,321
             ------------------------------------------------------------------------------------------
             End of period+                           $ 2,286,411,947       $ 10,276,221   $ 20,340,425
             ==========================================================================================

            + Including undistributed (overdistributed) net investment income of $(2,391,920), $51,920 and $40,055, respectively, as of November 30, 1998 and $16,785,027, $(33,548) and $17,019,
                  respectively, as of November 30, 1997.

             See Notes to Financial Statements.

Financial Highlights

U.S. GOVERNMENT SECURITIES SERIES

                                                                                                 Class A Shares
                                                                -------------------------------------------------
                                                                                        Year Ended November 30,
Per Share Operating Performance:                                 1998       1997       1996       1995     1994
=================================================================================================================
Net asset value, beginning of year                              $2.59      $2.63      $2.73     $2.59     $3.00
-----------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                       .17(d)     .20(d)     .215      .235      .247

      Net realized and unrealized gain (loss) on investments      .05       (.03)      (.105)     .136     (.3685)

      Total from investment operations                            .22        .17        .11       .371     (.1215)
      -----------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                       (.17)      (.21)      (.21)     (.231)    (.246)

      Distribution from net realized gain                          -          -          -         -       (.0425)
      -----------------------------------------------------------------------------------------------------------
Net asset value, end of year                                    $2.64      $2.59      $2.63     $2.73     $2.59
-----------------------------------------------------------------------------------------------------------------
Total Return(b)                                                  8.86%      6.67%      4.41%    14.89%    (4.24)%
=================================================================================================================
      Ratios to Average Net Assets:

      Expenses                                                   0.96%(e)   0.92%(e)   0.88%     0.90%     0.90%

      Net investment income                                      6.36%      7.82%      8.12%     8.85%     8.92%
      ===========================================================================================================

                                                                      Class B Shares
                                                               ----------------------------------------------
                                                                                Year
                                                                               Ended
                                                                        November 30,           8/1/96(a)
Per Share Operating Performance:                                1998            1997      to 11/30/96
=========================================================================================================
Net asset value, beginning of period                           $2.58           $2.63            $2.57
---------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                      .14(d)          .18(d)           .063

      Net realized and unrealized gain (loss) on investments     .07            (.04)             .060

      Total from investment operations                           .21             .14              .123
---------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                      (.15)           (.19)            (.063)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $2.64           $2.58            $2.63
---------------------------------------------------------------------------------------------------------
Total Return(b)                                                 8.49%           5.47%            5.45%(c)
=========================================================================================================
      Ratios to Average Net Assets:

      Expenses                                                  1.66%(e)        1.64%(e)         0.48%(c)

      Net investment income                                     5.36%           6.77%            2.21%(c)
      ===================================================================================================

                                                                     Class C Shares
                                                               ----------------------------------------
                                                                               Year
                                                                              Ended
                                                                        November 30,         7/15/96(a)
Per Share Operating Performance:                                1998            1997     to 11/30/96
=======================================================================================================
Net asset value, beginning of period                           $2.59           $2.63           $2.55
-------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                      .15(d)          .18(d)          .066

      Net realized and unrealized gain (loss) on investments     .06            (.03)            .085

      Total from investment operations                           .21             .15             .151
      --------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                      (.15)           (.19)           (.071)
      --------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $2.65           $2.59           $2.63
--------------------------------------------------------------------------------------------------------
Total Return(b)                                                 8.47%           5.86%           6.49%(c)
========================================================================================================
      Ratios to Average Net Assets:

      Expenses                                                  1.62%(e)        1.55%(e)        0.60%(c)

      Net investment income                                     5.69%           7.25%           2.60%(c)
      ==================================================================================================

                                                                                      Year Ended November 30,
Supplemental Data for All Classes:              1998          1997          199           1995          1994
============================================================================================================
      Net assets, end of year (000)       $1,902,404    $2,286,412    $2,907,291    $3,272,865    $3,232,012
      Portfolio turnover rate                440.49%       712.82%       820.59%       544.31%       790.57%
      ======================================================================================================

      (a)   Commencement of offering respective Class shares.

      (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

      (c)   Not annualized.

      (d)   Calculated using average shares outstanding during the period.

      (e) The ratios for 1998 and 1997 include expenses paid through an expense offset arrangement.

            See Notes to Financial Statements.

Financial Highlights

LIMITED DURATION SERIES

                                                                                 Class A Shares
                                                              -------------------------------------
                                                                               Year         One
                                                                              Ended       Month
                                                                       November 30,       Ended
Per Share Operating Performance:                               1998            1997    11/30/96
===================================================================================================
Net asset value, beginning of period                          $4.40           $4.42       $4.39
---------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                     .26(e)          .25(e)      .0174
      Net realized and unrealized gain (loss) on investments    .04            (.02)        .0333

      Total from investment operations                          .30             .23         .0507
      ---------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                     (.24)           (.25)       (.0207)
      ---------------------------------------------------------------------------------------------
Net asset value, end of period                                $4.46           $4.40       $4.42
---------------------------------------------------------------------------------------------------
Total Return(b)                                                7.06%           5.46%       1.15%(c)
===================================================================================================
      Ratios to Average Net Assets:

      Expenses, including waiver and reimbursement             0.47%(f)        0.51%(f)    0.11%(c)

      Expenses, excluding waiver and reimbursement             1.38%           1.40%       0.13%(c)

      Net investment income                                    5.86%           5.81%       0.41%(c)
      =============================================================================================

                                                                                   Class A Shares
                                                              ---------------------------------------


                                                                         Year Ended        11/4/93(d)
Per Share Operating Performance:                              10/31/96     10/31/95    to 10/31/94
======================================================================================================
Net asset value, beginning of period                             $4.53        $4.44         $ 4.85
------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                        .1912        .2316         .2650
      Net realized and unrealized gain (loss) on investments      (.0751)       .1017        (.4123)

      Total from investment operations                             .1161        .3333        (.1473)
      ------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                        (.2561)      (.2433)       (.2627)
      ------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $4.39        $4.53         $4.44
------------------------------------------------------------------------------------------------------
Total Return(b)                                                   2.67%       8.16%         (3.09)%(c)
======================================================================================================
      Ratios to Average Net Assets:

      Expenses, including waiver and reimbursement                1.81%       1.40%          0.89%(c)

      Expenses, excluding waiver and reimbursement                2.73%       1.71%          0.89%(c)

      Net investment income                                       4.58%       5.62%          5.61%(c)
      ===============================================================================================

                                                                                    Class C Shares
                                                               ---------------------------------------------------
                                                                         Year Ended    One Month
                                                                       November 30,        Ended       7/15/96(a)
Per Share Operating Performance:                                 1998          1997     11/30/96   to 10/31/96
==================================================================================================================
Net asset value, beginning of period                           $ 4.40         $4.42        $4.39          $4.34
------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                       .22(e)        .21(e)       .0138          .0667

      Net realized and unrealized gain (loss) on investments      .05          (.02)         .0342          .0515

      Total from investment operations                            .27           .19          .0480          .1182
      ------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                       (.20)         (.21)        (.0180)        (.0682)
      ------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $4.47         $4.40        $4.42          $4.39
------------------------------------------------------------------------------------------------------------------
Total Return(b)                                                  6.23%         4.45%        1.09%(c)       2.98%(c)
==================================================================================================================
      Ratios to Average Net Assets:

      Expenses, including waiver and reimbursement               1.35%(f)      1.44%(f)     0.19%(c)       0.69%(c)

      Expenses, excluding waiver and reimbursement               2.26%         2.32%        0.21%(c)       0.77%(c)

      Net investment income                                      4.94%         4.84%        0.33%(c)       1.26%(c)
      ============================================================================================================

                                                     Year Ended          One
                                                   November 30,   Month Ended              Year Ended       11/4/93(d)
Supplemental Data for All Classes:           1998          1997      11/30/96    10/31/96    10/31/95   to 10/31/94
======================================================================================================================
      Net assets, end of period (000)     $11,000       $10,276       $12,696     $12,735      $8,922          $10,256
      Portfolio turnover rate              346.67%       343.53%       175.98%     340.62%     222.00%          895.63%
      ================================================================================================================

      (a)   Commencement of offering respective Class shares.

      (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

      (c)   Not annualized.

      (d)   Commencement of operations.

      (e)   Calculated using average shares outstanding during the period.

      (f) The ratios for 1998 and 1997 include expenses paid through an expense offset arrangement.

            See Notes to Financial Statements.

Financial Highlights

BALANCED SERIES

                                                                                                                 Class A Shares
                                                                 -----------------------------------------------------------------
                                                                            Year Ended     One Month
                                                                          November 30,         Ended    Year Ended     12/27/94(d)
Per Share Operating Performance:                                   1998           1997      11/30/96      10/31/96  to 10/31/95
==================================================================================================================================
Net asset value, beginning of period                             $12.80         $11.81        $11.30        $10.71      $  9.52
----------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                         .54(e)         .47(e)        .0312         .472         .365

      Net realized and unrealized gain on investments               .40           1.15           .5208         .732        1.185

      Total from investment operations                              .94           1.62           .552         1.204        1.55
      ----------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                         (.52)          (.46)         (.0420)       (.462)      (.36)

      Distributions from net realized gain                         (.35)          (.17)            -          (.152)        -
      ----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $12.87         $12.80        $11.81        $11.30      $10.71
----------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                                    7.69%         14.24%         4.89%(c)     11.55%      16.32%(c)
==================================================================================================================================
      Ratios to Average Net Assets:

      Expenses, including waiver and reimbursement                 0.27%(f)       1.10%(f)      0.07%(c)      0.93%       0.37%(c)

      Expenses, excluding waiver and reimbursement from
      Lord Abbett                                                  0.92%          1.53%         0.11%(c)      1.59%       1.26%(c)

      Net investment income                                        4.28%          3.89%         0.26%(c)      4.18%       4.39%(c)
      ============================================================================================================================

                                                              Class B Shares                                      Class C Shares
                                                              -------------------  -------------------------------------------------
                                                                                             Year Ended   One Month
                                                                   5/1/98(a)               November 30,       Ended   7/15/96(a)
Per Share Operating Performance:                                 to 11/30/98         1998          1997    11/30/96  to 10/31/96
=================================================================================  =================================================
Net asset value, beginning of period                                  $13.14       $12.78        $11.79      $11.29       $10.73
---------------------------------------------------------------------------------  -------------------------------------------------
      Income from investment operations

      Net investment income                                              .25(e)       .41(e)        .35(e)      .0067        .0349

      Net realized and unrealized gain (loss) on investments            (.28)         .40          1.15         .5298        .6346

      Total from investment operations                                  (.03)         .81          1.50         .5365        .6695
      ---------------------------------------------------------------------------  -------------------------------------------------
      Distributions

      Dividends from net investment income                              (.25)        (.39)         (.34)        (.0365)     (.0730)

      Distributions from net realized gain                                -          (.35)         (.17)           -        (.0365)
      ---------------------------------------------------------------------------  -------------------------------------------------
Net asset value, end of period                                        $12.86       $12.85        $12.78       $11.79      $11.29
---------------------------------------------------------------------------------  -------------------------------------------------
Total Return(b)                                                         (.16)%(c)    6.62%        13.14%        4.76%(c)    7.78%(c)
=================================================================================  =================================================
      Ratios to Average Net Assets:

      Expenses, including waiver and reimbursement                      0.61%(c)(f)  1.26%(f)      2.08%(f)     0.16%(c)    0.62%(c)

      Expenses, excluding waiver and reimbursement from
      Lord Abbett                                                       1.26%(c)     1.91%         2.51%        0.20%(c)    0.77%(c)

      Net investment income                                             1.98%(c)     3.24%         2.88%        0.17%(c)    0.70%(c)
      ==============================================================================================================================

                                                    Year Ended           One
                                                  November 30,   Month Ended   Year Ended      12/27/94(d)
Supplemental Data for All Classes:          1998          1997      11/30/96     10/31/96   to 10/31/95
==========================================================================================================
      Net assets, end of period (000)    $57,675       $20,340       $11,406      $10,988          $5,713
      Portfolio turnover rate             131.36%       216.07%        10.05%      187.78%         131.80%
      ====================================================================================================

      (a)   Commencement of offering respective Class shares.

      (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

      (c)   Not annualized.

      (d)   Commencement of operations.

      (e)   Calculated using average shares outstanding during the period.

      (f) The ratios for 1998 and 1997 include expenses paid through an expense offset arrangement.

            See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Investment Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust on August 16, 1993. The Trust consists of four separate portfolios ("Series"). This report covers three of the Series-Lord Abbett U.S. Government Securities Series ("U.S. Government Series"), Lord Abbett Limited Duration U.S. Government Securities Series ("Limited Duration Series") and Lord Abbett Balanced Series ("Balanced Series"). Effective March 31, 1998, the Balanced Series structure was changed from investing directly in portfolio securities to investing in other funds managed by Lord Abbett ("Underlying Funds"). Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

(a) Securities are valued as follows: Portfolio securities listed or admitted to trading privileges on any securities exchange are valued at the last sales price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the latest price on the basis of current quotations from dealers (as in the case of bonds), from valuations furnished by an independent pricing service or, in their absence, fair value as determined under procedures approved by the Board of Trustees. Investments in the Underlying Funds are valued at the closing net asset value per share of each Under lying Fund on the day of valuation. Short-term securities are valued at amortized cost which approximates market value.

(b) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Discounts on strips are accrued to maturity using the constant yield method. The Trust has elected not to amortize premiums on U.S. Government bonds, which is consistent with the treatment for federal income tax purposes.

(d) Effective December 1, 1997, Balanced Series discontinued the accounting practice of equalization. Undistributed net investment income of $15,965, representing accumulated equalization at November 30, 1997, was transferred to paid-in-capital. Such reclassification had no effect on net assets, results of operations, or net asset value per share.

(e) The organization expenses of Limited Duration Series and Balanced Series are amortized evenly over a period of five years from their respective commencement dates of operations.

2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management, research, statistical and advisory services and pays officers' remuneration and certain other expenses of the Trust. The management fee is based on average daily net assets for each month at the annual rate of 0.50% for U.S. Government Series and Limited Duration Series and 0.75% for Balanced Series. The management fee for U.S. Government Series is reduced to 0.45% for average daily net assets in excess of $3 billion. Lord Abbett waived its management fee during the year for Limited Duration Series. Lord Abbett waived a portion of its management fee for Balanced Series during the four months ended March 31, 1998 and all of its fee subsequent to that date.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pay Distributor (1) an annual service fee of (a) 0.15% of the average daily net asset value of shares sold prior to September 1, 1985 and 0.25% of the average daily net asset value of shares sold on or after that date for U.S. Government Series and (b) 0.25% of the average daily net asset value of Class A shares of Limited Duration Series and Balanced Series, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) a supplemental annual distribution fee of 0.10% of the average daily net asset value of Class A shares serviced by certain qualifying institutions. The Class A Plan of Limited Duration Series and Balanced Series will not become operative until the first day of the calendar quarter subsequent to the Series' Class A net assets reaching $100 million and $50 million, respectively. Pursuant to the Class B Plan of U.S. Government and Balanced Series, each Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan, each Series pays Distributor (1)a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.

The Balanced Series has entered into a Servicing Arrangement with each Underlying Fund pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fee, distribution and service fees) of the Balanced Series in proportion to the average daily value of shares owned by the Balanced Series to the extent each Underlying Fund benefits.

Distributor received the following commissions on sales of shares of the Trust after concessions were paid to authorized dealers:

                                                Distributor             Dealers'
Series                                          Commissions          Concessions
--------------------------------------------------------------------------------
U.S. Government Series-Class A                     $140,926             $970,169
--------------------------------------------------------------------------------
Limited Duration Series-Class A                    $ 13,562             $ 84,045
--------------------------------------------------------------------------------
Balanced Series-Class A                            $125,114             $794,762
--------------------------------------------------------------------------------

3. Distributions

Dividends from net investment income are declared daily and paid monthly with respect to U.S. Government Series and Limited Duration Series and declared quarterly and paid monthly with respect to Balanced Series. Taxable net realized gains from investment transactions in excess of any capital loss carryforward are distributed to shareholders annually. At November 30, 1998, accumulated net realized gain (loss) for financial reporting purposes aggregated $(572,619,975), $(1,690,261) and

Notes to Financial Statements

$5,233,644 for U.S. Government Series, Limited Duration Series and Balanced Series, respectively. The capital loss carryforwards (which are substantially the same as the accumulated net realized loss) for U.S. Government Series expire in 2001, 2002, 2003, 2004 and 2005, and for Limited Duration Series expire in 2002, 2003, and 2004.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles.

Capital gain distributions declared on December 10, 1998 and payable on December 18, 1998 to shareholders of record as of December 10, 1998 were as follows:

                                                  Rate                 Aggregate
Capital Gains                                Per Share                    Amount
--------------------------------------------------------------------------------
Balanced Series-Class A                          $1.14             $4,049,550.52
--------------------------------------------------------------------------------
Balanced Series-Class B                          $1.14             $  489,367.93
--------------------------------------------------------------------------------
Balanced Series-Class C                          $1.14             $  713,054.27
--------------------------------------------------------------------------------

4. Capital

Transactions in shares of beneficial interest (both shares and dollar amounts) were as follows:

                                                                                                       Year Ended November 30, 1998
                                                    -------------------------------------------------------------------------------
                                                         U.S. Government Series   Limited Duration Series           Balanced Series
Class A                                                   Shares         Amount       Shares       Amount      Shares        Amount
--------------------------------------------------------------------------------  -------------------------------------------------
Sales of shares                                       31,799,161  $  83,299,155    1,524,406  $ 6,744,941   2,402,438  $ 30,136,303
Shares issued to shareholders in reinvestment of net
investment income and realized gain distributions     23,996,526     62,543,335       47,643      210,812     117,883     1,467,499
Total                                                 55,795,687    145,842,490    1,572,049    6,955,753   2,520,321    31,603,802
--------------------------------------------------------------------------------  -------------------------------------------------
Shares reacquired                                   (212,324,614)  (553,290,364)  (1,392,054)  (6,158,851)   (388,736)   (4,812,834)
Increase (decrease)                                 (156,528,927) $(407,447,874)     179,995  $   796,902   2,131,585  $ 26,790,968
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Year Ended November 30, 1997
                                                    -------------------------------------------------------------------------------
                                                         U.S. Government Series   Limited Duration Series           Balanced Series
Class A                                                    Shares         Amount       Shares       Amount     Shares        Amount
--------------------------------------------------------------------------------  -------------------------------------------------
Sales of shares                                        25,354,195  $  64,626,884      957,560  $ 4,183,207    556,934   $ 6,810,253
Shares issued to shareholders in reinvestment of net
investment income and realized gain distributions      33,153,482     84,672,986       39,152      171,185     42,316       502,999
Total                                                  58,507,677    149,299,870      996,712    4,354,392    599,250     7,313,252
--------------------------------------------------------------------------------  -------------------------------------------------
Shares reacquired                                    (253,938,633)  (648,051,118)  (1,001,795)  (4,369,426)   (79,396)     (966,521)
Increase (decrease)                                  (195,430,956) $(498,751,248)      (5,083) $   (15,034)   519,854   $ 6,346,731
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                             May 1, 1998
                                                                                        (Commencement of
                                                                     Year Ended Offering Class B Shares)                 Year Ended
                                                              November 30, 1998     to November 30, 1998          November 30, 1997
                                                       ------------------------  -----------------------  -------------------------
                                                         U.S. Government Series          Balanced Series     U.S. Government Series
Class B                                                  Shares          Amount     Shares        Amount      Shares         Amount
-------------------------------------------------------------------------------  -----------------------  -------------------------
Sales of shares                                        7,509,963   $ 19,690,555    410,635   $ 5,100,065   4,045,212   $ 10,307,080
Shares issued to shareholders in reinvestment of net
investment income dividends                              188,901        492,870      2,589        31,378      95,421        243,523
Total                                                  7,698,864     20,183,425    413,224     5,131,443   4,140,633     10,550,603
-------------------------------------------------------------------------------  -----------------------  -------------------------
Shares reacquired                                     (2,095,473)    (5,468,912)   (16,357)     (192,344)   (464,040)    (1,177,526)
Increase                                               5,603,391   $ 14,714,513    396,867   $ 4,939,099   3,676,593   $  9,373,077
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Year Ended November 30, 1998
                                                      ----------------------------------------------------------------------------
                                                          U.S. Government Series  Limited Duration Series          Balanced Series
Class C                                                    Shares         Amount     Shares        Amount     Shares        Amount
--------------------------------------------------------------------------------  ------------------------   ---------------------
Sales of shares                                         7,523,887   $ 19,728,994    709,733   $ 3,156,871    417,362   $ 5,270,670
Shares issued to shareholders in reinvestment of net
investment income and realized gain distributions       1,957,718      5,112,355     25,683       113,700     18,437       229,509
Total                                                   9,481,605     24,841,349    735,416     3,270,571    435,799     5,500,179
--------------------------------------------------------------------------------  ------------------------   ---------------------
Shares reacquired                                     (22,360,867)   (58,364,213)  (785,920)   (3,483,239)   (70,625)     (884,538)
Increase (decrease)                                   (12,879,262)  $(33,522,864)   (50,504)  $  (212,668)   365,174   $ 4,615,641
----------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements

                                                                                                      Year Ended November 30, 1997
                                                      ----------------------------------------------------------------------------
                                                          U.S. Government Series  Limited Duration Series          Balanced Series
Class C                                                    Shares         Amount     Shares        Amount     Shares        Amount
--------------------------------------------------------------------------------  ---------  ------------   ----------------------
Sales of shares                                         5,922,523   $ 15,159,708    130,136   $   568,557    133,693   $ 1,630,079
Shares issued to shareholders in reinvestment of net
investment income and realized gain distributions       2,926,625      7,483,404     46,233       201,865      6,375        75,864
Total                                                   8,849,148     22,643,112    176,369       770,422    140,068     1,705,943
--------------------------------------------------------------------------------  ----------  -----------   ----------------------
Shares reacquired                                     (37,517,932)   (95,453,967)  (711,754)   (3,112,190)   (35,998)     (437,762)
Increase (decrease)                                   (28,668,784)  $(72,810,855)  (535,385)  $(2,341,768)   104,070   $ 1,268,181
----------------------------------------------------------------------------------------------------------------------------------

At November 30, 1998, paid in capital aggregated $2,436,503,489 for U.S. Government Series, $12,543,282 for Limited Duration Series and $53,978,562 for Balanced Series.

5. Portfolio Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                                Purchases            Sales
--------------------------------------------------------------------------------
U.S. Government Series                          $10,082,555,925   $9,252,883,962
--------------------------------------------------------------------------------
Limited Duration Series                             $29,035,753      $29,985,632
--------------------------------------------------------------------------------
Balanced Series                                     $82,623,348      $43,711,029
--------------------------------------------------------------------------------

As of November 30, 1998, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                                  Net Unrealized
                                    Appreciation      Unrealized     Unrealized
Series                             (Depreciation)   Appreciation   Depreciation
-------------------------------------------------------------------------------
U.S. Government Series               $40,912,660     $41,645,747     $  733,087
-------------------------------------------------------------------------------
Limited Duration Series              $    94,864     $   103,219     $    8,355
-------------------------------------------------------------------------------
Balanced Series                      $(1,577,557)    $        -      $1,577,557
-------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

The U.S. Government Series loans its portfolio investments to brokers. As of November 30, 1998, the market value of securities on loan to brokers was $79,043,672 for which the Series has obtained collateral aggregating $80,198,761 consisting of cash and cash equivalents.

6. Trustees' Remuneration

The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Trustees' fees payable at November 30, 1998, under a deferred compensation plan, were $777,600.

7. Expense Reduction

The Trust has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Series' expenses.

Independent Auditors' Report

The Board of Trustees and Shareholders,
Lord Abbett Investment Trust:

We have audited the accompanying statements of net assets of Lord Abbett Investment Trust-U.S. Government Securities Series, Limited Duration U.S. Government Securities Series and Balanced Series as of November 30, 1998, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Investment Trust-U.S. Government Securities Series, Limited Duration
U.S. Government Securities Series and Balanced Series at November 30, 1998, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
New York, New York
January 8, 1999

State Tax Information

A portion of the dividends paid by each Series of the Trust may be exempt from state income tax because they were derived from the following types of U.S. Government securities: U.S. Treasury securities, Federal Farm Credit Banks, Federal Home Loan Banks and Financing Corporation. For the percent of your Series' dividends exempt from state income tax, refer to the Lord Abbett Shareholder 1997 Tax Guide mailed to shareholders of each Series of the Trust, along with their 1099-DIVForms. Shareholders should consult their tax advisers.

 Our Management

 Board of Trustees

 Robert S. Dow
 E. Thayer Bigelow*+
 William H. T. Bush*
 Robert B. Calhoun, Jr.*
 Stewart S. Dixon*
 John C. Jansing*
 C. Alan MacDonald*+
 Hansel B. Millican, Jr.*
 Thomas J. Neff*+
*Outside Trustee
+Audit Committee

 Officers

 Robert S. Dow, Chairman and President
 Robert G. Morris, Executive Vice
 President and Portfolio Manager
 Robert I. Gerber, Executive Vice
 President and Portfolio Manager
 Paul A. Hilstad, Vice President
 and Secretary
 Zane E. Brown, Vice President
 Daniel E. Carper, Vice President
 W. Thomas Hudson, Jr., Vice President
 Lawrence H. Kaplan, Vice President
 and Assistant Secretary
 Thomas F. Konop, Vice President
 and Assistant Secretary
 Robert A. Lee, Vice President
 A. Edward Oberhaus III, Vice President
 Keith F. O'Connor, Vice President
 Walter H. Prahl, Vice President
 Donna McManus, Treasurer
 Joseph Van Dyke, Assistant Treasurer
 Lydia Guzman, Assistant Secretary
 Robert M. Hickey, Assistant Secretary

 Investment Manager and

 Underwriter
 Lord, Abbett & Co. and
 Lord Abbett Distributor LLC

 The General Motors Building
 767 Fifth Avenue
 New York, NY 10153-0203
 212-848-1800

 Custodian

 The Bank of New York
 New York, NY

 Transfer Agent

 United Missouri Bank of
 Kansas City, N.A.

 Shareholder Servicing Agent

 DST Systems, Inc.
 P.O. Box 419100
 Kansas City, MO 64141
 800-821-5129

 Auditors

 Deloitte & Touche LLP
 New York, NY

 Counsel

 Debevoise & Plimpton
 New York, NY

Copyright (C) 1999 by Lord Abbett Investment Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Investment Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

      Investing in the

                        Lord Abbett
                                 Family of Funds

-------------------------------------------------------------------------------------------------------------------------
GROWTH
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   INCOME
-------------------------------------------------------------------------------------------------------------------------

Aggressive    Growth Funds     Growth &          Balanced Fund     Income Funds          Tax-Free         Money Market
Growth Fund                    Income Funds                                              Income Funds     Fund
              Alpha Series                       Balanced Series   Bond-Debenture
Developing                     Affiliated Fund                     Fund                  o National       U.S. Government
Growth Fund   Global Fund-                                                               o California     Securities
              Equity Series    Growth &                            Global Fund-          o Connecticut    Money Market
                               Income Series                       Income Series         o Florida        Fund**+*
              Growth                                                                     o Georgia
              Opportunities    Research Fund-                      High Yield Fund       o Hawaii
              Fund             Large-Cap                                                 o Michigan
                               Series                              Limited Duration      o Minnesota
              International                                        U.S. Government       o Missouri
              Series                                               Securities Series**   o New Jersey
                                                                                         o New York
              Mid-Cap                                              U.S. Government       o Pennsylvania
              Value Fund                                           Securities Series**   o Texas
                                                                                         o Washington
              Research Fund-                                       World Bond-
              Small-Cap                                            Debenture Series
              Series*

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and under stand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a cur rent prospectus for Lord Abbett Investment Trust.

For more complete information about any other Lord Abbett fund, including charges and expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

When you invest in a family of funds, you benefit from:

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 32 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your investment professional to help you customize your investment plan.

Numbers to Keep Handy

For Shareholder Account or Statement Inquiries: 800-821-5129

For Literature Only: 800-874-3733

24-Hour Automated Shareholder Service Line: 800-865-7582

Visit Our Web Site: http://www.lordabbett.com

*     The Lord Abbett Research Fund-Small-Cap Series is closed to new investors.

** An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

+ An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained its stable $1.00 price per share.

[LOGO](R) LORD, ABBETT & CO.                                     ---------------
          Investment Management                                     BULK RATE
                                                                   U.S. POSTAGE
A Tradition of Performance Through Disciplined Investing               PAID
                                                                 PERMIT NO. 2405
                                                                  NEW YORK, N.Y.
                                                                 ---------------

Lord Abbett mutual fund shares are distributed by:

LORD ABBETT DISTRIBUTOR LLC
------------------------------------------------------------         LAIT-2-1198
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203              (1/99)